Earnings per share	12 Months Ended
Dec. 31, 2025
Earnings per share
Earnings per share

6.   Earnings per share

Basic earnings/(loss) per share amounts are calculated by dividing profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings/(loss) per share amounts are calculated by dividing the net profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the potentially dilutive instruments into ordinary shares.

The following reflects the earnings and number of shares used in basic and diluted earnings per share computations for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Profit for the year net of tax attributable to ordinary equity holders of the parent for basic earnings	69,331	25,534	46,115

Weighted average number of ordinary shares for basic earnings per share	18,130,912	18,204,262	19,739,686
Weighted average number of ordinary shares for diluted earnings per share	18,398,320	18,436,965	20,031,225

Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	3.82	1.40	2.34
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	3.77	1.38	2.30

The Company does not consider the effect of its public warrants and its private placement warrants in the calculation of diluted loss per share, since they do not have a dilutive effect as at the reporting date as they are out of the money. Deferred exchange shares are also not considered by the Company in the calculation of the basic and diluted earnings per share due to the expiration of the right to their receipt in respect of the entire number of 2,000,000 deferred exchange shares as of the reporting date.

The reconciliations of the weighted-average numbers of ordinary shares for basic and diluted earnings per share for each of the years ended December 31, 2025, 2024 and 2023 are presented below:

	2025	2024	2023
Weighted-average number of ordinary shares (basic) at 31 December	18,130,912	18,204,262	19,739,686
Effect of issue of ordinary shares related to Cubic Games Studio Ltd put option	—	—	87,897
Effect of share options to be issued	267,408	232,703	203,642
Weighted-average number of ordinary shares (diluted) at 31 December	18,398,320	18,436,965	20,031,225